Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Detail) - Share options [member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
GHI 2018 Plan and GHI 2015 Plan [Member]
Statements [Line Items]
Beginning balance - Number of Share Options | shares		0	114,243,000
Granted - Number of Share Options | shares			2,848,000
Exercised - Number of Share Options | shares			(62,220,000)
Cancelled and forfeited - Number of Share Options | shares			(1,564,000)
Effect of replacement of GHI 2018 and 2015 Equity Incentive Plans with 2021 GHL Plan as a part of Reverse Recapitalisation - Number of Share Option | shares			(53,307,000)
Ending balance - Number of Share Options | shares			0	114,243,000
Beginning balance - Weighted average exercise price per share | $ / shares		$ 0	$ 1.17
Granted - Weighted average exercise price per share | $ / shares			1.29
Exercised - Weighted average exercise price per share | $ / shares			0.81
Cancelled and forfeited - Weighted average exercise price per share | $ / shares			1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization | $ / shares			1.97
Ending balance - Weighted average exercise price per share | $ / shares			$ 0	$ 1.17
Weighted-average remaining contractual life				7 years 6 months 14 days
2021 GHL Plan [Member]
Statements [Line Items]
Beginning balance - Number of Share Options | shares	54,937,000	53,096,000	53,307,000
Number of share options Issued for acquisition of non-controlling interests | shares		17,910,000
Exercised - Number of Share Options | shares	(2,446,000)	(12,846,000)	(188,000)
Cancelled and forfeited - Number of Share Options | shares	(3,899,000)	(3,223,000)	(23,000)
Ending balance - Number of Share Options | shares	48,592,000	54,937,000	53,096,000	53,307,000
Beginning balance - Weighted average exercise price per share | $ / shares	$ 2.22	$ 1.98	$ 1.97
Weighted average exercise price of share options Issued for acquisition of non-controlling interests | $ / shares		2.26
Exercised - Weighted average exercise price per share | $ / shares	1.55	1.31	0.81
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	3.29	2.15	1.73
Ending balance - Weighted average exercise price per share | $ / shares	$ 2.17	$ 2.22	$ 1.98	$ 1.97
Exercisable - Number of Share Options | shares	44,047,000	32,021,000
Exercisable - Weighted average exercise price per share | $ / shares	$ 2.19	$ 2.1
Weighted-average remaining contractual life	5 years 8 months 26 days	7 years 2 months 19 days	7 years 9 months 21 days	7 years 4 months 28 days